Common Stock (Details) (USD $)	9 Months Ended		12 Months Ended		126 Months Ended
	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
December 31, 2012 Balance, Shares Issued (in shares)	31,879,247		27,061,498
Issuance of stock, Shares Issued (in shares)	10,266,900
Issuance of stock for services performed, Shares Issued (in shares)	200,000	[1]
Issuance of stock under anti-dilution provision, Shares Issued (in shares)	527,500	[2]
Issuance of stock upon conversion of convertible debentures, Shares Issued (in shares)	6,663,199	[3]
September 30, 2013 Balance, Shares Issued (in shares)	49,536,846		31,879,247		27,061,498
Par Value (in dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Issuance of stock, Par Value (in dollars per share)	$ 0.0001
December 31, 2012 Balance, Price Per Share (in dollars per share)	Various
Issuance of stock, Price Per Share (in dollars per share)	$ 0.50
December 31, 2012 Balance, Gross Proceeds (in dollars)	$ 37,467,400
Issuance of stock, Gross Proceeds (in dollars)	5,133,450
Issuance of stock for services performed, Gross Proceeds (in dollars)	0	[1]
Issuance of stock under anti-dilution provision, Gross Proceeds (in dollars)	0	[2]
Issuance of stock upon conversion of convertible debentures, Gross Proceeds (in dollars)	3,103,216	[3]
September 30, 2013 Balance, Gross Proceeds (in dollars)	45,704,066		37,467,400
December 31, 2012 Balance, Value of Services Obtained (in dollars)	529,138
Issuance of stock, Value of Services Obtained (in dollars)	0
Issuance of stock for services performed, Value of Services Obtained (in dollars)	100,000	[1]
Issuance of stock under anti-dilution provision, Value of Services Obtained (in dollars)	0	[2]
Issuance of stock upon conversion of convertible debentures, Value of Services Obtained (in dollars)	0	[3]
September 30, 2013 Balance, Value of Services Obtained (in dollars)	629,138		529,138
Begining Balance, Par Value (in dollars)	3,188		2,706
Issuance of stock, Par Value (in dollars)	1,027
Issuance of stock for services performed, Par Value (in dollars)	20	[1]
Issuance of stock under anti-dilution provision, Par Value (in dollars)	53	[2]
Issuance of stock upon conversion of convertible debentures, Par Value (in dollars)	666	[3]
Ending Balance, Par Value (in dollars)	4,954		3,188		2,706
December 31, 2012 Balance, Additional Paid in Capital (in dollars)	37,993,350	[4]
Issuance of stock, Additional Paid in Capital (in dollars)	5,132,423	[4]
Issuance of stock for services performed, Additional Paid in Capital (in dollars)	99,980	[1],[4]
Issuance of stock under anti-dilution provision, Additional Paid in Capital (in dollars)	(53)	[2],[4]
Issuance of stock upon conversion of convertible debentures, Additional Paid in Capital (in dollars)	3,102,550	[3],[4]
September 30, 2013 Balance, Additional Paid in Capital (in dollars)	46,328,250	[4]	37,993,350	[4]
Shares Issued			31,879,247		27,061,498
Gross Proceeds			37,467,400		31,226,645
Value Of Services Obtained			529,138		529,138
AdditionalPaidInCapital			37,993,350	[4]	31,753,077	[4]
July 13, 2001 [Member]
Par Value (in dollars per share)					$ 0
Ending Balance, Par Value (in dollars)					0
Shares Issued					0
Price Per Share (in dollars per share)					$ 0
Gross Proceeds					0
Value Of Services Obtained					0
AdditionalPaidInCapital					0	[4]
Stock Issuance In 2001 One [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					2,010
Shares Issued					2,010,000
Price Per Share (in dollars per share)					$ 0.188
Gross Proceeds					0
Value Of Services Obtained					376,875
AdditionalPaidInCapital					374,865	[4]
Stock Issuance In 2001 Two [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					300
Shares Issued					300,000
Price Per Share (in dollars per share)					$ 0.167
Gross Proceeds					50,000
Value Of Services Obtained					0
AdditionalPaidInCapital					49,700	[4]
Stock Issuance In 2001 Three [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					20
Shares Issued					20,000
Price Per Share (in dollars per share)					$ 0.500
Gross Proceeds					10,000
Value Of Services Obtained					0
AdditionalPaidInCapital					9,980	[4]
Stock Issuance In 2002 One [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					500
Shares Issued					500,000
Price Per Share (in dollars per share)					$ 0.200
Gross Proceeds					100,000
Value Of Services Obtained					0
AdditionalPaidInCapital					99,500	[4]
Stock Issuance In 2002 Two [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					550
Shares Issued					550,000
Price Per Share (in dollars per share)					$ 0.500
Gross Proceeds					275,000
Value Of Services Obtained					0
AdditionalPaidInCapital					274,450	[4]
Stock Issuance In 2003 One [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					40
Shares Issued					40,000
Price Per Share (in dollars per share)					$ 0.500
Gross Proceeds					0
Value Of Services Obtained					20,000
AdditionalPaidInCapital					19,960	[4]
Stock Issuance In 2003 Two [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					550
Shares Issued					550,000
Price Per Share (in dollars per share)					$ 0.500
Gross Proceeds					275,000
Value Of Services Obtained					0
AdditionalPaidInCapital					274,450	[4]
Stock Issuance In 2004 [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					550
Shares Issued					550,000
Price Per Share (in dollars per share)					$ 0.500
Gross Proceeds					275,000
Value Of Services Obtained					0
AdditionalPaidInCapital					274,450	[4]
Stock Issuance In 2005 [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					1,034
Shares Issued					1,034,000
Price Per Share (in dollars per share)					$ 0.500
Gross Proceeds					517,000
Value Of Services Obtained					0
AdditionalPaidInCapital					515,966	[4]
Stock Issuance In 2006 One [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					66
Shares Issued					66,000
Price Per Share (in dollars per share)					$ 0.500
Gross Proceeds					33,000
Value Of Services Obtained					0
AdditionalPaidInCapital					32,934	[4]
Stock Issuance In 2006 Two [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					1,125
Shares Issued					1,125,000
Price Per Share (in dollars per share)					$ 0.800
Gross Proceeds					900,000
Value Of Services Obtained					0
AdditionalPaidInCapital					898,875	[4]
Stock Issuance In 2006 Three [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					2,000
Shares Issued					2,000,000
Price Per Share (in dollars per share)					$ 1.00
Gross Proceeds					2,000,000
Value Of Services Obtained					0
AdditionalPaidInCapital					1,998,000	[4]
Stock Issuance In 2007 One [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					31
Shares Issued					31,250
Price Per Share (in dollars per share)					$ 0.800
Gross Proceeds					25,000
Value Of Services Obtained					0
AdditionalPaidInCapital					24,969	[4]
Stock Issuance In 2007 Two [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					1,997
Shares Issued					1,996,750
Price Per Share (in dollars per share)					$ 1.25
Gross Proceeds					2,495,938
Value Of Services Obtained					0
AdditionalPaidInCapital					2,493,941	[4]
Stock Warrants Exercised In 2007 [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					25
Shares Issued					25,000
Price Per Share (in dollars per share)					$ 0.01
Gross Proceeds					250
Value Of Services Obtained					0
AdditionalPaidInCapital					225	[4]
Stock Issuance In 2008 One [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					25
Shares Issued					25,000
Price Per Share (in dollars per share)					$ 1.25
Gross Proceeds					31,250
Value Of Services Obtained					0
AdditionalPaidInCapital					31,225	[4]
Stock Issuance In 2008 Two [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					4
Shares Issued					4,167
Price Per Share (in dollars per share)					$ 1.50
Gross Proceeds					0
Value Of Services Obtained					6,251
AdditionalPaidInCapital					6,247	[4]
Stock Warrants Exercised In 2008 [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					2,112
Shares Issued					2,111,671
Price Per Share (in dollars per share)					$ 1.50
Gross Proceeds					3,167,507
Value Of Services Obtained					0
AdditionalPaidInCapital					3,165,395	[4]
Stock Issuance In 2009 [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					20
Shares Issued					20,004
Price Per Share (in dollars per share)					$ 1.50
Gross Proceeds					0
Value Of Services Obtained					30,006
AdditionalPaidInCapital					29,986	[4]
Stock Warrants Exercised In 2009 [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					1,823
Shares Issued					1,823,334
Price Per Share (in dollars per share)					$ 1.50
Gross Proceeds					2,735,000
Value Of Services Obtained					0
AdditionalPaidInCapital					2,733,177	[4]
Stock Issuance In 2010 [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					20
Shares Issued					20,004
Price Per Share (in dollars per share)					$ 1.50
Gross Proceeds					0
Value Of Services Obtained					30,006
AdditionalPaidInCapital					29,986	[4]
Stock Warrants Exercised In 2010 [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					3,553
Shares Issued					3,553,334
Price Per Share (in dollars per share)					$ 1.50
Gross Proceeds					5,330,000
Value Of Services Obtained					0
AdditionalPaidInCapital					5,326,448	[4]
Stock Issuance In 2011 One [Member]
Par Value (in dollars per share)					$ 0.0001
Ending Balance, Par Value (in dollars)					(16,668)
Shares Issued					1,187,000
Price Per Share (in dollars per share)					$ 1.50
Gross Proceeds					1,780,500
Value Of Services Obtained					0
AdditionalPaidInCapital					1,797,168	[4]
Stock Issuance In 2011 Two [Member]
Par Value (in dollars per share)					$ 0.0001
Ending Balance, Par Value (in dollars)					38
Shares Issued					380,000
Price Per Share (in dollars per share)					$ 2.00
Gross Proceeds					760,000
Value Of Services Obtained					0
AdditionalPaidInCapital					759,962	[4]
Balance At 1, Jan 2012 [Member]
Par Value (in dollars per share)			$ 0.0001
Ending Balance, Par Value (in dollars)			2,706
Shares Issued			27,061,498
Gross Proceeds			31,226,645
Value Of Services Obtained			529,138
AdditionalPaidInCapital			31,753,077	[4]
Stock Options Exercised In 2012 One [Member]
Par Value (in dollars per share)			$ 0.0001
Ending Balance, Par Value (in dollars)			10
Shares Issued			100,000
Price Per Share (in dollars per share)			$ 1.25
Gross Proceeds			125,000
Value Of Services Obtained			0
AdditionalPaidInCapital			124,990	[4]
Stock Options Exercised In 2012 Two [Member]
Par Value (in dollars per share)			$ 0.0001
Ending Balance, Par Value (in dollars)			14
Shares Issued			140,003
Price Per Share (in dollars per share)			$ 1.50
Gross Proceeds			210,005
Value Of Services Obtained			0
AdditionalPaidInCapital			209,991	[4]
Stock Options Exercised In 2012 Three [Member]
Par Value (in dollars per share)			$ 0.0001
Ending Balance, Par Value (in dollars)			1
Shares Issued			8,750
Price Per Share (in dollars per share)			$ 2.00
Gross Proceeds			17,500
Value Of Services Obtained			0
AdditionalPaidInCapital			17,499	[4]
Stock Warrants Exercised In 2012 One [Member]
Par Value (in dollars per share)			$ 0.0001
Ending Balance, Par Value (in dollars)			3
Shares Issued			26,625
Price Per Share (in dollars per share)			$ 2.00
Gross Proceeds			53,250
Value Of Services Obtained			0
AdditionalPaidInCapital			53,247	[4]
Issuance Of Stock In 2012 One [Member]
Par Value (in dollars per share)			$ 0.0001	[5]
Ending Balance, Par Value (in dollars)			200	[5]
Shares Issued			2,000,000	[5]
Price Per Share (in dollars per share)			$ 0.50	[5]
Gross Proceeds			1,000,000	[5]
Value Of Services Obtained			0	[5]
AdditionalPaidInCapital			999,800	[4],[5]
Issuance Of Stock In 2012 Two [Member]
Par Value (in dollars per share)			$ 0.0001	[5]
Ending Balance, Par Value (in dollars)			242	[5]
Shares Issued			2,417,500	[5]
Price Per Share (in dollars per share)			$ 2.00	[5]
Gross Proceeds			4,835,000	[5]
Value Of Services Obtained			0	[5]
AdditionalPaidInCapital			4,834,758	[4],[5]
Issuance Of Stock In 2012 Three [Member]
Ending Balance, Par Value (in dollars)			12	[6]
Shares Issued			124,871	[6]
Gross Proceeds			0	[6]
Value Of Services Obtained			0	[6]
AdditionalPaidInCapital			(12)	[4],[6]
Debt Issuance Cost In 2005 [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					83
Shares Issued					82,500
Price Per Share (in dollars per share)					$ 0.800
Gross Proceeds					0
Value Of Services Obtained					66,000
AdditionalPaidInCapital					65,917	[4]
Debt Converted For Stock In 2007 [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					169
Shares Issued					169,322
Price Per Share (in dollars per share)					$ 0.800
Gross Proceeds					135,458
Value Of Services Obtained					0
AdditionalPaidInCapital					135,288	[4]
Debt Converted For Stock In 2009 [Member]
Par Value (in dollars per share)					$ 0.001
Ending Balance, Par Value (in dollars)					45
Shares Issued					45,042
Price Per Share (in dollars per share)					$ 1.50
Gross Proceeds					67,562
Value Of Services Obtained					0
AdditionalPaidInCapital					67,517	[4]
Debt Converted For Stock In 2011 [Member]
Par Value (in dollars per share)					$ 0.0001
Ending Balance, Par Value (in dollars)					684
Shares Issued					6,842,120
Price Per Share (in dollars per share)					$ 1.50
Gross Proceeds					10,263,180
Value Of Services Obtained					0
AdditionalPaidInCapital					$ 10,262,496	[4]

[1]	Shares issued for services performed
[2]	Shares issued under anti-dilution provision
[3]	Shares issued upon conversion of convertible debentures
[4]	Activity does not include issuance costs, deferred financing, warrants portion of convertible debentures and stock options.
[5]	Issuance includes stock warrants.
[6]	Refer to Note 8 for details relating to shares issued as compensation to placement agent.